SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Product Information [Line Items]
Cash and cash equivalents	$ 0	$ 0	$ 0
Foreign currency transaction rate	16,162
Foreign currency transaction rate	15,855
Allowances for doubtful accounts	$ 117,134	$ 59,604	$ 0
Concentration risk, percentage	100.00%	100.00%	100.00%
Impairment of long lived assets	$ 0	$ 0	$ 0
Percentage of discount	10.00%
Asset retirement obligations, noncurrent	$ 776,669	$ 352,636	$ 448,720
Percentage of additional profit sharing on remaining sale proceeds	26.7857%
Percentage of remaining sale proceeds	35.00%
Percentage of operating cost per bbl multiplying NSO	100.00%
Kruh Block KSO [Member]
Product Information [Line Items]
Percentage of additional profit sharing on remaining sale proceeds	49.0196%
Percentage of remaining sale proceeds	20.00%
Percentage of cap on sale proceeds	80.00%
Percentage of operating cost per bbl multiplying NSO	100.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Pertamina [Member]
Product Information [Line Items]
Concentration risk, percentage	33.00%	48.00%	33.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Wican Indonesia [Member]
Product Information [Line Items]
Concentration risk, percentage	21.00%	11.00%	12.00%